Capital structure and financial items - Change in working capital (Details) - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories		kr (8,774)	kr (9,038)	kr (7,423)
Trade receivables		1,093	(7,179)	(14,210)
Other current receivables and prepayments		21	(4,544)	(2,063)
Sales deductions and product returns		(1,509)	18,287	33,123
Trade payables		2,618	5,011	7,529
Other liabilities		4,349	9,264	5,436
Other non-current receivables and prepayments		(1,848)	(2,586)	(1,224)
Adjustment for payables related to non-current assets		54	(3,520)	(2,432)
Adjustment related to acquisition (note 5.3) of businesses		0	1,134	0
Adjustment related to settlement for prior year's acquisition of businesses (note 5.3)		(1,004)	0	0
Change in working capital including exchange rate adjustments		(5,000)	6,829	18,736
Exchange rate adjustments		8,737	(4,240)	977
Cash flow change in working capital	[1]	kr 3,737	kr 2,589	kr 19,713

[1]
1. Effective 1 January 2025, 'Sales deductions and product returns' are presented as a separate line item on the balance sheet to enhance clarity of presentation and disclosures. In prior years, a portion of these balances was included within 'Provisions' and has therefore been reclassified from 'Other non-cash items', which captures movements in provisions,  to 'Changes in working capital'. Refer to note 4.7 for further information.